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Scudder Variable Series I

o    International Portfolio

Supplement to the currently effective prospectus for the International
Portfolio.

The following replaces the information in "The Portfolio Managers" section of the Portfolio's prospectus:

The following people handle the day-to-day management of the portfolio:

Alex Tedder                                                 Matthias Knerr
Managing Director of Deutsche Asset Management              CFA, Director, Deutsche Asset Management and Manager
and Lead Manager to the Portfolio.                          of the Portfolio.
 o Joined Deutsche Asset Management in 1994 and              o Joined Deutsche Asset Management in 1995.
   the portfolio in 2002.                                    o Head of the Capital Goods Global Sector Team:
 o Head of International Select Equity strategy; portfolio     London.
   manager and analyst for Core EAFE strategy: London.       o Portfolio manager for EAFE Equities and Global
 o Previously managed European equities and responsible        Equities.
   for insurance sector with 4 years of experience at
   Schroder Investment Management.                          Sangita Uberoi
 o MA, Freiburg University.                                 CFA, Director, Deutsche Asset Management and Manager
                                                            of the Portfolio.
Clare Gray                                                   o Joined Deutsche Asset Management in 1994.
CFA, Director of Deutsche Asset Management and               o Head of the Global Equity Research Team for
Manager of the Portfolio.                                      Consumer Goods, Retail and Leisure Sector: London.
 o Joined Deutsche Asset Management in 1993 and              o Portfolio manager for EAFE Equities.
   the Portfolio in 2002.                                    o Previous experience includes two years in equity
 o Portfolio manager with primary focus on European            research and investments at Lehman Brothers &
   markets and senior analyst covering global                  Smith Barney.
   telecommunications: London.
 o Previous experience includes three years of experience
   in international investments and corporate finance with
   Citicorp Securities.




               Please Retain This Supplement for Future Reference

March 1, 2004
SVS1-3652